Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net (loss)	$ (14,374,864)	$ (9,208,432)
Adjustments to reconcile net loss to net cash and cash equivalents from operating activities:
Depreciation and amortization	2,067,461	1,439,488
Loss (Gain) on sale of property and equipment	7,009	(6,319)
(Gain) on extinguishment of debt	(922,815)
Stock compensation expense	182,374	118,518
Stock warrant issue	15,789
Deferred tax assets and liabilities	117,516	134,637
Accrued interest on convertible notes payable to be paid in kind	164,835	10,274
Non-cash interest expense on convertible notes payable	436,926
Loss from change in fair value of embedded derivative liability	2,817,000
Changes in operating assets and liabilities that provided (used) cash and cash equivalents:
Contract receivables	(248,025)	146,886
Due from related party	243,676	(135,231)
Prepaid expenses and other current assets	23,330	(56,309)
Accounts payable	(119,494)	(6,726)
Deferred revenue	(420,975)	(917,863)
Accrued and other liabilities	76,869	(50,540)
Deferred rent	(61,136)	(58,807)
Net cash and cash equivalents used in operating activities	(9,994,524)	(8,590,424)
Cash Flows from Investing Activities
Purchases of property and equipment	(1,019,730)	(3,085,289)
Proceeds from sale of property and equipment		9,334
Purchases of intangible assets	(40,314)	(35,624)
Net cash and cash equivalents used in investing activities	(1,060,044)	(3,111,579)
Cash Flows from Financing Activities
Proceeds from Issuances of Debt	922,815	3,000,000
Payments of debt	(676,108)	(118,317)
Proceeds from issuance of convertible note payable	5,125,000	3,000,000
Proceeds from exercise of common stock options	23,186	7,824
Net cash and cash equivalents provided by financing activities	5,394,893	5,889,507
Net Increase (Decrease) in Cash and Cash Equivalents	(5,659,675)	(5,812,496)
Cash and Cash Equivalents - Beginning of period	10,634,160	16,446,656
Cash and Cash Equivalents - End of period	4,974,485	10,634,160
Supplemental Cash Flow Information
Supplemental Cash Flow Information - Cash paid for interest	351,090	$ 56,866
Supplemental Cash Flow Information - (Gain) on extinguishment of PPP loan	$ (922,815)